Non-cash investing and financing activities	12 Months Ended
Jun. 30, 2023
Non-cash investing and financing activities [Abstract]
Non-cash investing and financing activities
Note 29.  Non-cash investing and financing activities

	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021
	US$'000	US$'000	US$'000

Convertible notes issued in lieu of interest/referral fees	-	-	(463)
Mining hardware finance additional fee payable in cash or equity	-	(1,424)	(2,426)
Mining hardware finance prepayments made directly by third party financier	(3,420)	(37,980)	(1,458)
Additions to right of use assets	373	298	1,051
Share issuance proceeds under Committed Equity Facility	1,642	-	-

	(1,405)	(39,106)	(3,296)